Equity Transactions	12 Months Ended
Dec. 31, 2022
Equity Transactions [Abstract]
Equity Transactions

9) Equity Transactions

The company has made a private placement of 3,930,000 shares of its common stock, a Pre-Funded Warrant to purchase 2,167,561 shares of the Company’s common Stock and Preferred Investment Options to purchase up to an aggregate of 6,097,561 shares of common stock pursuant to the terms and conditions of the Securities Purchase Agreement, dated as of July 10, 2022. The Purchaser paid $1.066 for each Share and $1.065 for each Warrant Share.

The Purchaser also received the Preferred Investment Options. The aggregate gross proceeds to the Company from the Private Placement were approximately $6,500, before deducting placement agent fees and other offering expenses. The net proceeds from the private placement amounts to $5,888.

The Company repurchased its common shares in the following months as part of share repurchase program announced on June 21, 2022.

Month	Shares purchased	Average cost per share	Amount
July, 2022	54,174	$0.80	$43
August, 2022	28,919	0.52	15
September, 2022	63,365	0.50	32
October, 2022	58,993	0.34	20
November, 2022	171,371	0.19	31
December, 2022	—	—	—
Total	376,822	$0.62	$141